Cover	Dec. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	PACIFIC OAK STRATEGIC OPPORTUNITY REIT, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54382
Entity Tax Identification Number	26-3842535
Entity Address, Address Line One	11766 Wilshire Blvd.
Entity Address, Address Line Two	Suite 1670
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	424
Local Phone Number	208-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001452936
Amendment Flag	false